Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Jinchun Cheng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling shareholder of the Company
Due to related party:	$ 6,217,338	$ 4,995,280
Wuhu Xinkaishun Surface Treatment Co., Ltd. (“Wuhu Xinkaishun”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by management of the Company
Anhui Pinqian Renewable Resources Utilization Co., Ltd. (“Anhui Pinqian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by management of the Company
Anhui Liangmao Renewable Resources Utilization Co., Ltd. (“Anhui Liangmao”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by management of the Company
Anhui Jingwei Recycling Co., Ltd. (“Anhui Jingwei”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by management of the Company
Wuhu Ruilian Ecological Agriculture Co., Ltd. (“Wuhu Ruilian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity owned by Jinchun Cheng’s wife
Wuhu Xinxu Logistics Co., Ltd. (“Xinxu Logistics”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by management of the Company
Anhui Jingwei [Member]
Related Party Transaction [Line Items]
Due from related party:		5,228
Anhui Liangmao [Member]
Related Party Transaction [Line Items]
Due to related party:		148,613
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party:		5,228
Due to related party:	$ 6,217,338	$ 5,143,893